Jul. 31, 2017

VOYA SERIES FUND, INC.

Voya Government Money Market Fund

(the “Fund”)

Supplement dated January 26, 2018

to the Fund’s Class A, Class C, Class I, Class L, Class O, and Class W shares Prospectus

(“Prospectus”),

dated July 31, 2017

On January 11, 2018, the Board of Directors of Voya Series Fund, Inc. approved modifications with respect to the Fund’s management fee, sub-advisory fee, and expense limits, effective January 1, 2018.

Effective January 1, 2018, the Fund’s Prospectus was revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	L	O	W
Management Fees	%	0.35	0.35	0.35	0.35	0.35	0.35
Distribution and/or Shareholder Services (12b-1) Fees	%	None	1.00	None	None	0.25	None
Other Expenses	%	0.24	0.24	0.24	0.24	0.24	0.24
Total Annual Fund Operating Expenses	%	0.59	1.59	0.59	0.59	0.84	0.59
Waivers and Reimbursements[2]	%	(0.19)	(0.19)	(0.19)	(0.19)	(0.19)	(0.19)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.40	1.40	0.40	0.40	0.65	0.40

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.40%, 1.40%, 0.40%, 0.40%, 0.65%, and 0.40% for Class A, Class C, Class I, Class L, Class O, and Class W shares, respectively, through August 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser and distributor are contractually obligated to waive a portion of their management fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Fund to the extent necessary to assist the Fund in maintaining a yield of not less than zero through August 1, 2018. Including this waiver, Total Annual Fund Operating Expenses after Waivers and Reimbursements (for fiscal year ended March 31, 2017) would have been 0.46% for Class A, Class C, Class I, Class L, Class O, and Class W shares. There is no guarantee that the Fund will maintain such a yield. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Fund on that day. In addition, the distributor is contractually obligated to waive the shareholder service fee for Class O shares through August 1, 2018. The adviser is contractually obligated to waive 0.02% of the management fee through August 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.

2.	The table in the section entitled “Expense Examples” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$41	170	310	720
C	Sold	$243	483	848	1,873
	Held	$143	483	848	1,873
I	Sold or Held	$41	170	310	720
L	Sold or Held	$41	170	310	720
O	Sold or Held	$66	249	447	1,020
W	Sold or Held	$41	170	310	720

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.